Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966		57.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68%		February 15, 2017
Class A-2a Notes	$200,000,000.00	1.12%		December 15, 2018
Class A-2b Notes	$163,100,000.00	2.72500%	*	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.39%		July 15, 2020
Class A-4 Notes	$102,780,000.00	1.60%		June 15, 2021
Class B Notes	$31,580,000.00	1.94%		July 15, 2021
Class C Notes	$21,050,000.00	2.19%		July 15, 2022
Total	$1,052,610,000.00
		* One-month LIBOR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$365,052.93

Principal:
Principal Collections	$8,627,930.49
Prepayments in Full	$3,380,472.00
Liquidation Proceeds	$91,099.10
Recoveries	$79,556.71
Sub Total	$12,179,058.30
Collections	$12,544,111.23

Purchase Amounts:
Purchase Amounts Related to Principal	$55,117.24
Purchase Amounts Related to Interest	$87.55
Sub Total	$55,204.79

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,599,316.02

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	43
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,599,316.02
Servicing Fee	$131,896.58	$131,896.58	$0.00	$0.00	$12,467,419.44
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,467,419.44
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$12,467,419.44
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$12,467,419.44
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,467,419.44
Interest - Class A-4 Notes	$98,390.81	$98,390.81	$0.00	$0.00	$12,369,028.63
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,369,028.63
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$12,317,974.30
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,317,974.30
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$12,279,558.05
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,279,558.05
Regular Principal Payment	$11,381,635.04	$11,381,635.04	$0.00	$0.00	$897,923.01
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$897,923.01
Residual Released to Depositor	$0.00	$897,923.01	$0.00	$0.00	$0.00
Total		$12,599,316.02

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$11,381,635.04
Total					$11,381,635.04
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,381,635.04	$110.74	$98,390.81	$0.96	$11,480,025.85	$111.70
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$11,381,635.04	$10.81	$187,861.39	$0.18	$11,569,496.43	$10.99

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$73,793,110.83	0.7179715	$62,411,475.79	0.6072337
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$126,423,110.83	0.1201044	$115,041,475.79	0.1092916

Pool Information
Weighted Average APR	2.606%	2.603%
Weighted Average Remaining Term	23.25	22.50
Number of Receivables Outstanding	16,905	16,234
Pool Balance	$158,275,898.66	$146,006,240.36
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$147,475,301.76	$136,093,666.72
Pool Factor	0.1383332	0.1276095

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$5,720,820.87
Yield Supplement Overcollateralization Amount	$9,912,573.64
Targeted Overcollateralization Amount	$30,964,764.57
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$30,964,764.57

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		58	$115,039.47
(Recoveries)		119	$79,556.71
Net Loss for Current Collection Period			$35,482.76
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2690%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6545%
Second Prior Collection Period			0.1371%
Prior Collection Period			0.8803%
Current Collection Period			0.2799%
Four Month Average (Current and Prior Three Collection Periods)			0.4879%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3031	$11,275,814.68
(Cumulative Recoveries)			$2,235,949.42
Cumulative Net Loss for All Collection Periods			$9,039,865.26
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7901%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,720.16
Average Net Loss for Receivables that have experienced a Realized Loss			$2,982.47

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.10%	256	$3,069,198.94
61-90 Days Delinquent	0.36%	38	$531,775.74
91-120 Days Delinquent	0.10%	9	$150,873.86
Over 120 Days Delinquent	0.34%	32	$499,469.61
Total Delinquent Receivables	2.91%	335	$4,251,318.15

Repossession Inventory:
Repossessed in the Current Collection Period		10	$128,492.87
Total Repossessed Inventory		19	$253,934.68

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3597%
Prior Collection Period			0.3608%
Current Collection Period			0.4866%
Three Month Average			0.4024%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.8096%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	43

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer